UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22391

Nuveen Build America Bond Fund

(Exact name of registrant as specified in charter)

Nuveen Investments

    333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Gifford R. Zimmerman

Vice President and Secretary

    333 West Wacker Drive, Chicago, Illinois 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code:     312-917-7700

Date of fiscal year end: March 31

Date of reporting period: June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

NBB
Nuveen Build America Bond Fund
Portfolio of Investments    June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 121.6% (100.0% of Total Investments)
	MUNICIPAL BONDS – 121.6% (100.0% of Total Investments)
	Arizona – 1.1% (0.9% of Total Investments)
$ 1,000	Arizona Industrial Development Authority, Arizona, Education Facility Revenue Bonds, Basis Schools, Inc. Projects, Series 2018A, 6.000%, 7/01/33, 144A	1/19 at 102.50	BB	$994,930
5,000	Mesa, Arizona, Utility System Revenue Bonds, Series 2010, 6.100%, 7/01/34	7/20 at 100.00	Aa2	5,331,850
6,000	Total Arizona			6,326,780
	California – 25.3% (20.8% of Total Investments)
2,520	Alameda Corridor Transportation Authority, California, Revenue Bonds, Refunding Taxable Subordinate Lien Series 2004B, 0.000%, 10/01/31 – AMBAC Insured	No Opt. Call	BBB+	1,297,624
1,995	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Build America Federally Taxable Bond Series 2009F-2, 6.263%, 4/01/49	No Opt. Call	AA	2,779,773
	Bay Area Toll Authority, California, Revenue Bonds, San Francisco Bay Area Toll Bridge, Subordinate Lien, Build America Federally Taxable Bond Series 2010S-1:
75	6.793%, 4/01/30	No Opt. Call	AA-	89,364
1,785	6.918%, 4/01/40	No Opt. Call	AA-	2,465,496
600	California Infrastructure and Economic Development Bank, Revenue Bonds, University of California San Francisco Neurosciences Building, Build America Taxable Bond Series 2010B, 6.486%, 5/15/49	No Opt. Call	AA	805,416
40	California Municipal Finance Authority Charter School Revenue Bonds, Albert Einstein Academies Project, Taxable Series 2013B, 7.000%, 8/01/18	No Opt. Call	BB-	39,953
350	California School Finance Authority, Charter School Revenue Bonds, City Charter School Obligated Group, Taxable Series 2016B, 3.750%, 6/01/20, 144A	No Opt. Call	N/R	348,222
3,030	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2009G-2, 8.361%, 10/01/34	No Opt. Call	A+	4,498,580
2,050	California State Public Works Board, Lease Revenue Bonds, Various Capital Projects, Build America Taxable Bond Series 2010A-2, 8.000%, 3/01/35	3/20 at 100.00	A+	2,225,726
7,010	California State University, Systemwide Revenue Bonds, Build America Taxable Bond Series 2010B, 6.484%, 11/01/41	No Opt. Call	Aa2	9,297,363
7,115	California State, General Obligation Bonds, Various Purpose Build America Taxable Bond Series 2010, 7.950%, 3/01/36	3/20 at 100.00	AA-	7,677,227
6,610	California State, General Obligation Bonds, Various Purpose, Build America Taxable Bond Series 2010, 7.600%, 11/01/40 (4)	No Opt. Call	AA-	9,966,822
1,720	California Statewide Communities Development Authority, California, Revenue Bonds, Loma Linda University Medical Center, Series 2014B, 6.000%, 12/01/24	No Opt. Call	BB+	1,821,067
9,255	Los Angeles Community College District, California, General Obligation Bonds, Build America Taxable Bonds, Series 2010, 6.600%, 8/01/42 (4)	No Opt. Call	AA+	12,967,736
10,000	Los Angeles Community College District, Los Angeles County, California, General Obligation Bonds, Series 2010, 6.600%, 8/01/42 (UB) (4)	No Opt. Call	AA+	14,011,600

NBB	Nuveen Build America Bond Fund (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	California (continued)
$ 3,000	Los Angeles County Metropolitan Transportation Authority, California, Measure R Sales Tax Revenue Bonds, Build America Taxable Bond Series 2010A, 5.735%, 6/01/39	No Opt. Call	AAA	$3,673,170
	Los Angeles County Public Works Financing Authority, California, Lease Revenue Bonds, Multiple Capital Projects I, Build America Taxable Bond Series 2010B:
2,050	7.488%, 8/01/33	No Opt. Call	AA	2,721,662
11,380	7.618%, 8/01/40 (4)	No Opt. Call	AA	16,806,894
10,020	Los Angeles Department of Airports, California, Revenue Bonds, Los Angeles International Airport, Build America Taxable Bonds, Series 2009C, 6.582%, 5/15/39	No Opt. Call	AA-	12,802,053
	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010A:
80	5.716%, 7/01/39	No Opt. Call	AA	99,355
2,840	6.166%, 7/01/40	7/20 at 100.00	AA	3,017,812
1,685	Los Angeles Department of Water and Power, California, Power System Revenue Bonds, Federally Taxable - Direct Payment - Build America Bonds, Series 2010D, 6.574%, 7/01/45	No Opt. Call	AA	2,386,870
2,000	Los Angeles Department of Water and Power, California, Water System Revenue Bonds, Tender Option Bond Trust 2016-XFT906, 22.425%, 7/01/50, 144A (IF) (4)	No Opt. Call	AA+	6,520,580
1,500	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable Bond Series 2009D, 6.538%, 7/01/39	7/19 at 100.00	AAA	1,552,590
1,000	Metropolitan Water District of Southern California, Water Revenue Bonds, Build America Taxable Series 2010A, 6.947%, 7/01/40	7/20 at 100.00	AAA	1,076,030
1,605	Oakland Redevelopment Agency, California, Subordinated Housing Set Aside Revenue Bonds, Federally Taxable Series 2011A-T, 7.500%, 9/01/19 (ETM)	No Opt. Call	AA- (5)	1,657,949
4,250	Sacramento Public Financing Authority, California, Lease Revenue Bonds, Golden 1 Center, Series 2015, 5.637%, 4/01/50	No Opt. Call	A+	4,705,940
2,390	San Francisco City and County Public Utilities Commission, California, Water Revenue Bonds, Build America Taxable Bonds, Series 2010B, 6.000%, 11/01/40	No Opt. Call	AA-	3,002,916
4,000	San Francisco City and County, California, Certificates of Participation, 525 Golden Gate Avenue, San Francisco Public Utilities Commission Office Project, Tender Option Bond 2016-XFT901, 21.276%, 11/01/41, 144A (IF) (4)	No Opt. Call	Aa1	10,073,600
295	Stanton Redevelopment Agency, California, Tax Allocation Bonds, Stanton Consolidated Redevelopment Project Series 2011A, 6.750%, 12/01/18 (ETM)	No Opt. Call	A (5)	300,511
1,500	University of California, General Revenue Bonds, Build America Taxable Bonds, Series 2009R, 6.270%, 5/15/31 (Pre-refunded 5/15/19)	5/19 at 100.00	AA (5)	1,550,370
2,505	University of California, General Revenue Bonds, Limited Project, Build America Taxable Bond Series 2010F, 5.946%, 5/15/45	No Opt. Call	AA-	3,162,763
106,255	Total California			145,403,034
	Colorado – 0.9% (0.8% of Total Investments)
1,225	Colorado State, Certificates of Participation, Ralph L. Carr Justice Complex & Colorado History Center Projects, Build America Bond Series 2009B, 6.450%, 9/15/39	No Opt. Call	Aa2	1,615,604
3,100	Denver School District 1, Colorado, General Obligation Bonds, Build America Taxable Bonds, Series 2009C, 5.664%, 12/01/33	No Opt. Call	AA+	3,733,795
4,325	Total Colorado			5,349,399

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Connecticut – 1.3% (1.0% of Total Investments)
$ 6,300	Harbor Point Infrastructure Improvement District, Connecticut, Special Obligation Revenue Bonds, Harbor Point Project, Federally Taxable - Issuer Subsidy - Recovery Zone Economic Development Bond Series 2010B, 12.500%, 4/01/39	4/20 at 100.00	N/R	$ 7,314,867
	District of Columbia – 0.6% (0.5% of Total Investments)
2,640	District of Columbia Water and Sewer Authority, Public Utility Revenue Bonds, Subordinate Lien, Build America Taxable Bond Series 2010A, 5.522%, 10/01/44	No Opt. Call	AA+	3,259,080
	Florida – 0.9% (0.7% of Total Investments)
5,000	Florida State Board of Education, Public Education Capital Outlay Bonds, Build America Taxable Bonds, Series 2010G, 5.750%, 6/01/35	6/19 at 100.00	AAA	5,117,200
	Georgia – 6.3% (5.2% of Total Investments)
2,540	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Bonds, Cobb County Coliseum Project, Taxable Series 2015, 4.500%, 1/01/47	1/26 at 100.00	AAA	2,626,589
8,996	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project J Bonds, Taxable Build America Bonds Series 2010A, 6.637%, 4/01/57	No Opt. Call	A+	11,405,668
1,118	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project M Bonds, Taxable Build America Bonds Series 2010A, 6.655%, 4/01/57	No Opt. Call	A+	1,402,945
	Georgia Municipal Electric Authority, Plant Vogtle Units 3 & 4 Project P Bonds, Refunding Taxable Build America Bonds Series 2010A:
1,999	7.055%, 4/01/57 – AGM Insured	No Opt. Call	AA	2,620,909
14,995	7.055%, 4/01/57	No Opt. Call	A-	18,128,055
29,648	Total Georgia			36,184,166
	Illinois – 11.0% (9.1% of Total Investments)
865	Chicago Transit Authority, Illinois, Sales and Transfer Tax Receipts Revenue Bonds, Pension Funding Taxable Series 2008A, 6.899%, 12/01/40	No Opt. Call	AA	1,127,865
7,735	Chicago Transit Authority, Illinois, Sales Tax Receipts Revenue Bonds, Federally Taxable Build America Bonds, Series 2010B, 6.200%, 12/01/40	No Opt. Call	AA	9,585,135
	Chicago, Illinois, General Airport Revenue Bonds, O'Hare International Airport, Third Lien, Build America Taxable Bond Series 2010B:
10,925	6.845%, 1/01/38	1/20 at 100.00	A	11,517,244
6,480	6.395%, 1/01/40	No Opt. Call	A	8,600,126
1,000	Chicago, Illinois, Wastewater Transmission Revenue Bonds, Build America Taxable Bond Series 2010B, 6.900%, 1/01/40	No Opt. Call	AA-	1,287,840
14,000	Illinois State, General Obligation Bonds, Taxable Build America Bonds, Series 2010-3, 6.725%, 4/01/35	No Opt. Call	BBB	14,946,960
8,220	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009A, 6.184%, 1/01/34 (4)	No Opt. Call	AA-	10,283,795
2,420	Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Build America Taxable Bonds, Senior Lien Series 2009B, 5.851%, 12/01/34	No Opt. Call	AA-	2,963,750
2,000	Lake County, Illinois, General Obligation Bonds, Series 2010A, 5.125%, 11/30/27	11/19 at 100.00	AAA	2,073,460
685	Northern Illinois Municipal Power Agency, Power Project Revenue Bonds, Prairie State Project, Build America Taxable Bond Series 2010A, 7.820%, 1/01/40	No Opt. Call	A2	957,747
54,330	Total Illinois			63,343,922

NBB	Nuveen Build America Bond Fund (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Indiana – 2.5% (2.1% of Total Investments)
$ 5,000	Indiana University, Consolidated Revenue Bonds, Build America Taxable Bonds, Series 2010B, 5.636%, 6/01/35	6/20 at 100.00	AAA	$5,163,100
5,000	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Bonds, Series 2010A-2, 6.004%, 1/15/40	No Opt. Call	Aa1	6,288,900
2,390	Indianapolis Local Public Improvement Bond Bank, Indiana, Build America Taxable Bonds, Series 2010B-2, 6.116%, 1/15/40	No Opt. Call	AA	3,033,101
12,390	Total Indiana			14,485,101
	Kentucky – 1.6% (1.3% of Total Investments)
5,000	Kentucky Municipal Power Agency, Power System Revenue Bonds, Prairie State Project, Tender Option Bond Trust 2016-XFT902, 21.129%, 9/01/37 – AGC Insured, 144A (IF) (4)	9/20 at 100.00	AA	6,599,400
1,950	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System Revenue Bonds, Build America Taxable Bonds Series 2010A, 6.250%, 5/15/43	No Opt. Call	AA	2,606,214
6,950	Total Kentucky			9,205,614
	Louisiana – 3.7% (3.0% of Total Investments)
20,350	East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds, Series 2010B, 6.087%, 2/01/45 (UB) (4)	2/20 at 100.00	AA	21,292,612
	Massachusetts – 0.8% (0.7% of Total Investments)
2,000	Massachusetts, Transportation Fund Revenue Bonds, Accelerated Bridge Program, Tender Option Bond Trust 2016-XFT907, 17.753%, 6/01/40, 144A (IF) (4)	No Opt. Call	AAA	4,635,420
	Michigan – 1.4% (1.2% of Total Investments)
500	Charlotte Public School District, Easton County, Michigan, General Obligation Bonds, School Building & Site Series 2010, 7.000%, 5/01/40	5/20 at 100.00	AA-	523,440
6,030	Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Taxable Turbo Series 2006A, 7.309%, 6/01/34	6/22 at 100.00	B-	6,163,746
1,215	Wayne County Building Authority, Michigan, General Obligation Bonds, Jail Facilities, Federally Taxable Recovery Zone Economic Development Series 2010, 10.000%, 12/01/40	12/20 at 100.00	BBB+	1,398,477
7,745	Total Michigan			8,085,663
	Missouri – 0.3% (0.3% of Total Investments)
1,590	Curators of the University of Missouri, System Facilities Revenue Bonds, Build America Taxable Bonds, Series 2009A, 5.960%, 11/01/39	No Opt. Call	AA+	1,963,634
	Nevada – 4.5% (3.7% of Total Investments)
11,855	Clark County, Nevada, Airport Revenue Bonds, Senior Lien Series 2009B, 6.881%, 7/01/42	7/19 at 100.00	Aa2	12,335,009
8,160	Clark County, Nevada, Airport Revenue Bonds, Taxable Direct Payment Build America Bond Series 2010C, 6.820%, 7/01/45 (4)	No Opt. Call	Aa2	11,922,739
1,315	Las Vegas, Nevada, Certificates of Participation, City Hall Project, Build America Federally Taxable Bonds, Series 2009B, 7.800%, 9/01/39 (Pre-refunded 9/01/19)	9/19 at 100.00	AA- (5)	1,393,335
21,330	Total Nevada			25,651,083

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	New Jersey – 5.0% (4.1% of Total Investments)
$ 2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2009B, 6.875%, 12/15/39	6/19 at 100.00	A-	$2,567,975
3,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Build America Bonds Issuer Subsidy Program, Series 2010C, 5.754%, 12/15/28	No Opt. Call	A-	3,892,315
4,190	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2009F, 7.414%, 1/01/40	No Opt. Call	A+	6,108,392
10,805	New Jersey Turnpike Authority, Revenue Bonds, Build America Taxable Bonds, Series 2010A, 7.102%, 1/01/41	No Opt. Call	A+	15,244,558
530	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds, Build America Bond Series 2009A-5, 7.000%, 11/01/38	No Opt. Call	BBB+	606,633
21,525	Total New Jersey			28,419,873
	New York – 17.3% (14.2% of Total Investments)
25,000	Dormitory Authority of the State of New York, State Personal Income Tax Revenue Bonds, Series 2010, 5.600%, 3/15/40 (UB) (4)	No Opt. Call	AAA	30,662,250
5,100	Long Island Power Authority, New York, Electric System Revenue Bonds, Build America Taxable Bond Series 2010B, 5.850%, 5/01/41	No Opt. Call	A-	6,110,310
7,965	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Build America Taxable Bonds, Series 2010C, 7.336%, 11/15/39 (4)	No Opt. Call	AA	11,674,699
14,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series 2010CC, 6.282%, 6/15/42 (4)	12/20 at 100.00	AA+	15,016,960
1,000	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Fiscal 2011 Series AA, 5.790%, 6/15/41	6/20 at 100.00	AA+	1,049,170
2,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Build America Taxable Bonds, Series 2010DD, 5.952%, 6/15/42	No Opt. Call	AA+	3,385,126
2,025	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Series 2010, 5.952%, 6/15/42 (UB)	No Opt. Call	AA+	2,641,572
1,595	New York City Municipal Water Finance Authority, New York, Water and Sewer System Revenue Bonds, Second Generation Resolution, Taxable Tender Option Bonds Trust 2016-XFT908, 18.475%, 6/15/44, 144A (IF)	No Opt. Call	AA+	4,029,480
7,155	New York City Transitional Finance Authority, New York, Building Aid Revenue Bonds, Build America Taxable Bond Fiscal 2011 Series 2010S-1B, 6.828%, 7/15/40 (4)	No Opt. Call	AA	9,569,955
10,000	New York City Transitional Finance Authority, New York, Future Tax Secured Bonds, Build America Taxable Bonds, Series 2010G-1, 5.467%, 5/01/40 (4)	No Opt. Call	AAA	12,141,500
3,000	New York Transportation Development Corporation, Special Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project, Taxable Series 2016B, 3.673%, 7/01/30	No Opt. Call	BBB	2,858,610
79,435	Total New York			99,139,632

NBB	Nuveen Build America Bond Fund (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	North Carolina – 1.8% (1.5% of Total Investments)
	North Carolina Turnpike Authority, Triangle Expressway System State Annual Appropriation Revenue Bonds, Federally Taxable Issuer Subsidy Build America Bonds, Series 2009B:
$ 4,290	6.700%, 1/01/39 (4)	1/19 at 100.00	AA+	$4,369,622
5,810	6.700%, 1/01/39 (Pre-refunded 1/01/19) (4)	1/19 at 100.00	N/R (5)	5,939,215
10,100	Total North Carolina			10,308,837
	Ohio – 6.8% (5.6% of Total Investments)
6,350	American Municipal Power Inc., Ohio, Combined Hydroelectric Projects Revenue Bonds, Build America Bond Series 2010B, 7.834%, 2/15/41	No Opt. Call	A	9,578,657
4,000	American Municipal Power Ohio Inc., Prairie State Energy Campus Project Revenue Bonds, Build America Bond Series 2009C, 6.053%, 2/15/43	No Opt. Call	A1	5,062,480
25	JobsOhio Beverage System, Ohio, Statewide Liquor Profits Revenue Bonds, Senior Lien Taxable Series 2013B, 4.532%, 1/01/35	No Opt. Call	AA	27,076
15,500	Northeast Ohio Regional Sewer District, Wastewater Improvement Revenue Bonds, Build America Taxable Bonds, Series 2010, 6.038%, 11/15/40 (4)	11/20 at 100.00	AA+	16,514,475
7,500	Port of Greater Cincinnati Development Authority, Ohio, Special Obligation TIF Revenue Bonds, Cooperative Township Public Parking, Kenwood Collection Redevelopment, Senior Lien Series 2016A, 6.600%, 1/01/39	1/26 at 100.00	N/R	7,210,800
400	Toledo Lucas County Port Authority, Ohio, Revenue Bonds, StoryPoint Waterville Project, Taxable Series 2016A-2, 8.500%, 1/15/22, 144A	No Opt. Call	N/R	387,728
33,775	Total Ohio			38,781,216
	Oregon – 2.3% (1.9% of Total Investments)
4,000	Oregon Department of Administrative Services, Certificates of Participation, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-TXG001, 20.045%, 5/01/35, 144A (IF) (4)	5/20 at 100.00	AA	5,178,280
7,630	Warm Springs Reservation Confederated Tribes, Oregon, Tribal Economic Development Bonds, Hydroelectric Revenue Bonds, Pelton Round Butte Project, Refunding Series 2009A, 8.250%, 11/01/19	No Opt. Call	A3	7,877,389
11,630	Total Oregon			13,055,669
	Pennsylvania – 2.2% (1.8% of Total Investments)
	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Build America Taxable Bonds, Series 2009D:
1,225	5.653%, 6/01/24	No Opt. Call	A1	1,317,635
1,915	6.218%, 6/01/39	No Opt. Call	A1	2,390,935
5,000	Commonwealth Financing Authority, Pennsylvania, State Appropriation Lease Bonds, Taxable Series 2016A, 4.144%, 6/01/38	No Opt. Call	A1	5,055,100
2,000	Pennsylvania State, General Obligation Bonds, Build America Taxable Bonds, Third Series 2010B, 5.850%, 7/15/30	7/20 at 100.00	Aa3	2,097,960
1,535	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Build America Taxable Bonds, Series 2009A, 6.105%, 12/01/39	No Opt. Call	A+	1,972,398
11,675	Total Pennsylvania			12,834,028

Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	South Carolina – 1.6% (1.3% of Total Investments)
	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Series 2010C:
$ 2,000	6.454%, 1/01/50 – AGM Insured	No Opt. Call	AA	$2,739,900
2,245	6.454%, 1/01/50 (UB)	No Opt. Call	A+	3,029,066
55	South Carolina Public Service Authority, Electric System Revenue Bonds, Santee Cooper, Federally Taxable Build America Tender Option Bond Trust 2016-XFT909, 21.209%, 1/01/50, 144A (IF)	No Opt. Call	A+	151,045
	South Carolina Public Service Authority, Santee Cooper Revenue Obligations, Refunding Series 2013C:
875	5.784%, 12/01/41	No Opt. Call	A+	1,037,925
1,835	5.784%, 12/01/41 – AGM Insured	No Opt. Call	AA	2,216,423
7,010	Total South Carolina			9,174,359
	Tennessee – 2.0% (1.6% of Total Investments)
5,000	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Series 2010A-2, 7.431%, 7/01/43	No Opt. Call	A1	6,830,100
3,290	Metropolitan Government Nashville & Davidson County Convention Center Authority, Tennessee, Tourism Tax Revenue Bonds, Build America Taxable Bonds, Subordinate Lien Series 2010B, 6.731%, 7/01/43	No Opt. Call	Aa3	4,447,257
8,290	Total Tennessee			11,277,357
	Texas – 11.4% (9.3% of Total Investments)
1,000	Bexar County Hospital District, Texas, Certificates of Obligation, Taxable Build America Bond Series 2009B, 6.904%, 2/15/39	2/19 at 100.00	AA+	1,026,050
11,000	Dallas Convention Center Hotel Development Corporation, Texas, Hotel Revenue Bonds, Build America Taxable Bonds, Series 09B, 7.088%, 1/01/42	No Opt. Call	A	14,593,590
2,000	Dallas County Hospital District, Texas, General Obligation Limited Tax Bonds, Build America Taxable Bonds, Series 2009C, 5.621%, 8/15/44	No Opt. Call	AA-	2,477,520
2,200	Dallas Independent School District, Dallas County, Texas, General Obligation Bonds, School Building, Build America Taxable Bond Series 2010C, 6.450%, 2/15/35	2/21 at 100.00	AAA	2,383,480
	Houston, Texas, General Obligation Bonds, Public Improvement, Build America Bond Series 2010B:
1,530	6.319%, 3/01/30 (Pre-refunded 3/01/20)	3/20 at 100.00	N/R (5)	1,621,448
1,720	6.319%, 3/01/30	3/20 at 100.00	AA	1,803,300
10,285	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bond Series 2009B, 6.718%, 1/01/49	No Opt. Call	A1	14,643,886
10,220	North Texas Tollway Authority, System Revenue Bonds, Taxable Build America Bonds, Series 2010-B2, 8.910%, 2/01/30	2/20 at 100.00	Baa2	11,121,199
1,000	San Antonio, Texas, Electric and Gas System Revenue Bonds, Junior Lien, Build America Taxable Bond Series 2010A, 5.808%, 2/01/41	No Opt. Call	AA+	1,252,140
10	San Antonio, Texas, Electric and Gas System Revenue Bonds, Series 2012, 4.427%, 2/01/42	No Opt. Call	Aa1	11,037
5,000	San Antonio, Texas, General Obligation Bonds, Build America Taxable Bonds, Series 2010B, 6.038%, 8/01/40	8/20 at 100.00	AAA	5,280,600

NBB	Nuveen Build America Bond Fund (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
Principal Amount (000)	Description (1)	Optional Call Provisions (2)	Ratings (3)	Value
	Texas (continued)
$ 7,015	Texas State, General Obligation Bonds, Transportation Commission, Build America Taxable Bonds, Series 2009A, 5.517%, 4/01/39	No Opt. Call	AAA	$ 8,883,726
52,980	Total Texas			65,097,976
	Utah – 0.7% (0.6% of Total Investments)
4,000	Central Utah Water Conservancy District, Utah, Revenue Bonds, Federally Taxable Build America Bonds, Series 2010A, 5.700%, 10/01/40	4/20 at 100.00	AA+	4,196,600
	Virginia – 3.9% (3.2% of Total Investments)
	Metropolitan Washington Airports Authority, Virginia, Dulles Toll Road Second Senior Lien Revenue Bonds, Build America Bonds, Series 2009D:
1,000	7.462%, 10/01/46 – AGM Insured	No Opt. Call	AA	1,512,050
9,260	7.462%, 10/01/46 – AGC Insured	No Opt. Call	BBB+	13,643,591
7,205	Tobacco Settlement Financing Corporation of Virginia, Tobacco Settlement Asset Backed Bonds, Refunding Senior Lien Series 2007A, 6.706%, 6/01/46	6/25 at 100.00	B-	7,146,063
17,465	Total Virginia			22,301,704
	Washington – 3.8% (3.1% of Total Investments)
4,000	Seattle, Washington, Municipal Light and Power Revenue Bonds, Federally Taxable Build America Bonds, Tender Option Bond Trust 2016-XFT905, 17.231%, 2/01/40, 144A (IF) (4)	No Opt. Call	AA	7,605,240
11,090	Washington State Convention Center Public Facilities District, Lodging Tax Revenue Bonds, Build America Taxable Bond Series 2010B, 6.790%, 7/01/40	No Opt. Call	Aa3	14,240,669
15,090	Total Washington			21,845,909
	West Virginia – 0.6% (0.5% of Total Investments)
3,660	Tobacco Settlement Finance Authority, West Virginia, Tobacco Settlement Asset-Backed Bonds, Taxable Turbo Series 2007A, 7.467%, 6/01/47	6/25 at 100.00	B+	3,659,817
$ 563,488	Total Long-Term Investments (cost $617,854,429)			697,710,552
	Floating Rate Obligations – (8.3)%			(47,700,000)
	Reverse Repurchase Agreements – (15.7)% (6)			(90,175,000)
	Other Assets Less Liabilities – 2.4% (7)			13,939,569
	Net Assets Applicable to Common Shares – 100%			$ 573,775,121
Investments in Derivatives
Interest Rate Swaps - OTC Cleared
	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (8)	Maturity Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
	$33,000,000	Receive	3-Month LIBOR	2.363%	Semi-Annually	9/10/18	9/10/28	$1,679,286	$652	$1,678,633	$13,352
	86,800,000	Receive	3-Month LIBOR	2.565%	Semi-Annually	2/08/18	2/08/29	3,029,350	1,099	3,028,251	33,663
Total	$119,800,000							$4,708,636	$1,751	$4,706,884	$47,015

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1  –     Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2  –     Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3  –     Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$697,710,552	$ —	$697,710,552
Investments in Derivatives:
Interest Rate Swaps*	—	4,706,884	—	4,706,884
Total	$ —	$702,417,436	$ —	$702,417,436

*	Represents net unrealized appreciation (depreciation).
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
The table below presents the cost and unrealized appreciation (depreciation) of the Fund's investment portfolio, as determined on a federal income tax basis, as of June 30, 2018.
For purposes of this disclosure, derivative tax cost is generally the sum of any upfront fees or premiums exchanged and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting. If a particular derivative category does not disclose any tax unrealized appreciation or depreciation, the change in value of those derivatives have generally been fully realized for tax purposes.
Tax cost of investments	$575,551,182
Gross unrealized:
Appreciation	$ 81,552,613
Depreciation	(7,100,123)
Net unrealized appreciation (depreciation) of investments	$ 74,452,490

Tax cost of swaps	$ 1,751
Net unrealized appreciation (depreciation) of swaps	4,706,884

NBB	Nuveen Build America Bond Fund (continued)
Portfolio of Investments June 30, 2018
(Unaudited)
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for inverse floating rate transactions and/or reverse repurchase agreements.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(6)	Reverse Repurchase Agreements as a percentage of Total Investments is 12.9%.
(7)	Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.
(8)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.
144A	Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ETM	Escrowed to maturity.
IF	Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
LIBOR	London Inter-Bank Offered Rate
UB	Underlying bond of an inverse floating rate trust reflected as a financing transaction.

Item 2. Controls and Procedures.

a.

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Nuveen Build America Bond Fund

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Vice President and Secretary

Date: August 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz
Chief Administrative Officer (principal executive officer)

Date: August 29, 2018

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: August 29, 2018